Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Revenue:
Consolidated revenues	$ 9,506,703	$ 42,644,431	$ 46,230,384
Gross profit:
Consolidated gross profit	1,895,879	16,478,918	16,867,399
Income (loss) from operations:
Consolidated income from operations	(5,844,206)	(49,500,224)	12,858,452
Net income (loss):
Consolidated net (loss) income	(7,429,581)	(53,190,023)	8,679,571
Depreciation and amortization:
Consolidated depreciation and amortization	686,997	2,217,885	1,752,651
Interest expenses:
Consolidated interest expenses	658,821	1,028,761	1,297,102
Capital expenditures:
Consolidated capital expenditures	1,932,184	1,256,753	2,025,166
Subtotal [Member]
Revenue:
Consolidated revenues			46,230,384
Gross profit:
Consolidated gross profit			16,867,399
Income (loss) from operations:
Consolidated income from operations	(4,721,772)	(47,246,203)	13,964,941
Net income (loss):
Consolidated net (loss) income	(6,368,803)	(51,341,076)	9,786,060
Yulong Bricks [Member]
Revenue:
Consolidated revenues	3,083,244	11,913,095	15,586,654
Gross profit:
Consolidated gross profit	631,097	6,268,340	9,446,895
Income (loss) from operations:
Consolidated income from operations	(327,226)	3,000,133	9,112,875
Net income (loss):
Consolidated net (loss) income	(557,808)	1,470,553	6,872,096
Depreciation and amortization:
Consolidated depreciation and amortization	586,744	522,294	535,938
Interest expenses:
Consolidated interest expenses	275,826	509,151	513,819
Capital expenditures:
Consolidated capital expenditures	19,202	1,155,000	168,677
Yulong Concrete and Yulong Transport [Member]
Revenue:
Consolidated revenues	5,926,630	23,131,224	29,967,622
Gross profit:
Consolidated gross profit	935,247	5,824,949	7,084,582
Income (loss) from operations:
Consolidated income from operations	(17,682)	3,362,105	6,042,286
Net income (loss):
Consolidated net (loss) income	(459,526)	2,041,042	4,159,835
Depreciation and amortization:
Consolidated depreciation and amortization	100,253	188,591	374,776
Interest expenses:
Consolidated interest expenses	370,907	397,948	486,507
Capital expenditures:
Consolidated capital expenditures	4,753	5,170	40,275
Yulong Renewable [Member]
Revenue:
Consolidated revenues	496,829	7,600,112	676,108
Gross profit:
Consolidated gross profit	329,535	4,385,629	335,922
Income (loss) from operations:
Consolidated income from operations	(4,376,864)	(53,608,441)	(1,190,220)
Net income (loss):
Consolidated net (loss) income	(5,351,469)	(54,852,671)	(1,245,871)
Depreciation and amortization:
Consolidated depreciation and amortization		1,507,000	841,937
Interest expenses:
Consolidated interest expenses	12,088	121,568	296,776
Capital expenditures:
Consolidated capital expenditures	1,908,229	96,583	1,816,214
Yulong Eco-Materials [Member]
Income (loss) from operations:
Consolidated income from operations	(162,363)	(2,254,021)	(1,106,489)
Net income (loss):
Consolidated net (loss) income	(99,458)	(1,848,947)	(1,106,489)
Interdivision [Member]
Interest expenses:
Consolidated interest expenses		94
Yulong WFOE [Member]
Income (loss) from operations:
Consolidated income from operations
Net income (loss):
Consolidated net (loss) income	(37)
Yulong HK [Member]
Income (loss) from operations:
Consolidated income from operations	(960,071)
Net income (loss):
Consolidated net (loss) income	$ (961,283)